STOCKHOLDERS' EQUITY (Details 2) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2011
Options Outstanding and Exercisable
Exercise Price (in dollars per share)	$ 0.92	$ 0.92	$ 4.12	$ 5.03	$ 3.96	$ 4.03	$ 3.73
Number of shares	88,333	88,333		550,000
Weighted-Average Remaining Contractual Life		2 years		8 months 12 days	2 years 3 months 18 days
Stock option activity
Outstanding at the beginning of the period (in shares)		550,000	775,000	775,000	868,290
Granted (in shares)		40,000		0
Forfeited / Expired (in shares)		(501,667)	(25,000)
Outstanding at the end of the period (in shares)	88,333	88,333	750,000	550,000	796,794
2004 Stock Incentive Plan
Stock option activity
Outstanding at the beginning of the period (in shares)		550,000	775,000	775,000	775,000
Granted (in shares)	0
Forfeited / Expired (in shares)		(475,000)	(25,000)
Outstanding at the end of the period (in shares)	75,000	75,000	750,000	550,000	775,000
Amended and restated 2004 Stock Incentive Plan
Stock option activity
Granted (in shares)		40,000
Forfeited / Expired (in shares)		(26,667)
Outstanding at the end of the period (in shares)	13,333	13,333
$0.38
Options Outstanding and Exercisable
Exercise Price (in dollars per share)	$ 0.38	$ 0.38
Number of shares	13,333	13,333
Weighted-Average Remaining Contractual Life		9 years 4 months 24 days
$1.02
Options Outstanding and Exercisable
Exercise Price (in dollars per share)	$ 1.02	$ 1.02		$ 1.02
Number of shares	75,000	75,000		100,000
Weighted-Average Remaining Contractual Life		8 months 12 days		1 year 3 months 18 days